Revenue - Performance Obligation (Detail) - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 2.0	$ 2.2
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation		40.00%
Revenue over the remaining lives of the contracts	12 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation	39.00%
Revenue over the remaining lives of the contracts	12 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation		84.00%
Revenue over the remaining lives of the contracts	36 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation	84.00%
Revenue over the remaining lives of the contracts	36 months